Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	$ 1,445,127	$ 1,112,895	$ 1,729,351	$ 1,266,729
2020 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	117,678
2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	447,792
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	199,478
Share based compensation	17,805
Long-term debt, gross	1,445,127
Interest on long-term debt	457,148
Commitments	169,211
Total	2,288,769
Liquidity risk [Member] | 2020 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	199,478
Share based compensation	5,130
Long-term debt, gross	32,463
Interest on long-term debt	95,427
Commitments	36,812
Total	369,310
Liquidity risk [Member] | 2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	6,649
Long-term debt, gross	85,215
Interest on long-term debt	95,196
Commitments	64,098
Total	251,158
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	6,026
Interest on long-term debt	89,888
Commitments	45,346
Total	141,260
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	447,792
Interest on long-term debt	88,442
Commitments	6,643
Total	542,877
Liquidity risk [Member] | Later Than Five Years And Not Later Than Six Years
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	399,545
Interest on long-term debt	52,562
Commitments	5,195
Total	457,302
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	480,112
Interest on long-term debt	35,633
Commitments	11,117
Total	$ 526,862